Notes Payable (Details 1) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
2016		$ 4,289,444
2017
2018	$ 2,000,000
2019	3,725,000	3,725,000
2020	3,000,000	3,000,000
Total scheduled principal payments	8,725,000	11,014,444
Less unamortized discounts	(2,539,510)	(2,901,596)
Less unamortized deferred financing costs	(133,223)
Total	$ 6,052,267	$ 8,112,848